Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net finance income (expense) from insurance contracts	$ (2,450.6)	$ (1,754.9)
Net finance income (expense) from reinsurance contract assets held	613.8	475.0
Net finance expense from insurance contracts and reinsurance contract assets held	(1,836.8)	(1,279.9)
Interest accreted to insurance contracts
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net finance income (expense) from insurance contracts	(1,856.9)	(2,027.7)
Net finance income (expense) from reinsurance contract assets held	464.0	546.4
Effect of changes in interest rates and other financial assumptions
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net finance income (expense) from insurance contracts	(593.7)	272.8
Net finance income (expense) from reinsurance contract assets held	$ 149.8	$ (71.4)